Consolidated statement of comprehensive loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	[1]	$ (38,765)	$ (35,016)	$ (29,821)
General and administration		(21,953)	(15,296)	(11,401)
Loss from operations		(60,718)	(50,312)	(41,222)
Finance income		11,128	9,873	8,978
Finance expense		(463)	(717)	(723)
Movement of expected credit loss		42	66	1
Foreign exchange gain/(loss)		1,753	2,129	(2,621)
Total other income		12,460	11,351	5,635
Loss before tax		(48,258)	(38,961)	(35,587)
Tax charge/(credit)		0	0	0
Loss for the year		(48,258)	(38,961)	(35,587)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities		(127)	(173)	(95)
Currency translation adjustment		785	(2,054)	2,528
Total comprehensive loss for the year		(47,600)	(41,188)	(33,154)
Attributable to owners:
Loss for the year		(48,258)	(38,961)	(35,587)
Total comprehensive loss for the year		$ (47,600)	$ (41,188)	$ (33,154)
Loss per share
Basic loss per share (in dollars per share)		$ (0.79)	$ (0.75)	$ (0.68)
Diluted loss per share (in dollars per share)		$ (0.79)	$ (0.75)	$ (0.68)

[1]	Depreciation and other expenses have been reclassified to external research and development expenses for all periods presented as it provides more relevant information.